UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2006

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas         May 9, 2006
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $1,067,959 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      NOTE 4.250% 9/2   001765BA3 143,672     85,350,000  PRN        DEFINED    1, 2  85,350,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  32,442     23,250,000  PRN        DEFINED    1, 2  23,250,000
AMERICAN AXLE & MFG HLDGS IN  FRNT 2.000% 2/1   024061AB9   9,933     13,000,000  PRN        DEFINED    1, 2  13,000,000
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9  28,784     29,075,000  PRN        DEFINED    1, 2  29,075,000
AMGEN INC                     NOTE 3/0          031162AL4   9,376     12,500,000  PRN        DEFINED    1, 2  12,500,000
APACHE CORP                   COM               037411105   1,146         17,500   SH        DEFINED    1, 2      17,500
ASTORIA FINL CORP             COM               046265104     325         10,500   SH        DEFINED    1, 2      10,500
AXIS CAPITAL HOLDINGS         SHS               G0692U109     598         20,000   SH        DEFINED    1, 2      20,000
CHARTER COMMUNICATIONS INC D  CL A              16117M107     901        826,400   SH        DEFINED    1, 2     826,400
CHESAPEAKE ENERGY CORP        COM               165167107   2,541         80,900   SH        DEFINED    1, 2      80,900
COMSYS IT PARTNERS INC        COM               20581E104  17,688      1,624,267   SH        DEFINED    1, 2   1,624,267
CONEXANT SYSTEMS INC          COM               207142100   3,450      1,000,000   SH        DEFINED    1, 2   1,000,000
CONVERIUM HLDG AG             SPONSORED ADR     21248N107     224         36,050   SH        DEFINED    1, 2      36,050
EOG RES INC                   COM               26875P101     720         10,000   SH        DEFINED    1, 2      10,000
EL PASO ENERGY CAP TR I       PFD CV TR SECS    283678209     270          7,500  PRN        DEFINED    1, 2       7,500
ENDURANCE SPECIALTY HLDGS LT  SHS               G30397106     407         12,500   SH        DEFINED    1, 2      12,500
EXIDE TECHNOLOGIES            *W EXP 99/99/999  302051123       5         14,703   SH        DEFINED    1, 2      14,703
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206  85,550      2,900,000  PRN        DEFINED    1, 2   2,900,000
FREMONT GEN CORP              COM               357288109     323         15,000   SH        DEFINED    1, 2      15,000
GENERAL MARITIME CORP         SHS               Y2692M103     239          7,175   SH        DEFINED    1, 2       7,175
GENERAL MTRS CORP             DEB SR CV C 33    370442717 178,969     10,315,200  PRN        DEFINED    1, 2  10,315,200
GENERAL MTRS CORP             DEB SR CONV B     370442733  92,502      5,760,000  PRN        DEFINED    1, 2   5,760,000
GENERAL MTRS CORP             DEB SR CONV A     370442741  71,414      3,106,300  PRN        DEFINED    1, 2   3,106,300
HALLIBURTON CO                NOTE 3.125% 7/1   406216AM3  49,410     25,000,000  PRN        DEFINED    1, 2  25,000,000
HAYES LEMMERZ INTL INC        COM NEW           420781304   9,663      3,539,734   SH        DEFINED    1, 2   3,539,734
ITC DELTACOM INC              COM PAR 0.01      45031T872     438        409,128   SH        DEFINED    1, 2     409,128
I2 TECHNOLOGIES INC           COM NEW           465754208  21,865      1,271,228   SH        DEFINED    1, 2   1,271,228
JETBLUE AWYS CORP             COM               477143101   1,325        123,600   SH        DEFINED    1, 2     123,600
LEVEL 3 COMMUNICATIONS INC    NOTE 6.000% 3/1   52729NAS9   2,754      3,400,000  PRN        DEFINED    1, 2   3,400,000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6  28,969     21,000,000  PRN        DEFINED    1, 2  21,000,000
METHANEX CORP                 COM               59151K108   1,847         89,950   SH        DEFINED    1, 2      89,950
MONTPELIER RE HOLDINGS LTD    SHS               G62185106     163         10,000   SH        DEFINED    1, 2      10,000
NATIONAL R V HLDGS INC        COM               637277104   2,239        349,900   SH        DEFINED    1, 2     349,900
OMNICOM GROUP INC             NOTE 7/3          681919AM8  49,095     50,000,000  PRN        DEFINED    1, 2  50,000,000
RES-CARE INC                  COM               760943100  20,973      1,141,074   SH        DEFINED    1, 2   1,141,074
ROYAL CARIBBEAN CRUISES LTD   NOTE 2/0          780153AK8 103,389    200,482,000  PRN        DEFINED    1, 2 200,482,000
ROYAL CARIBBEAN CRUISES LTD   NOTE 5/1          780153AM4  67,942    103,200,000  PRN        DEFINED    1, 2 103,200,000
TENET HEALTHCARE CORP         COM               88033G100      92         12,500   SH        DEFINED    1, 2      12,500
TESORO CORP                   COM               881609101   2,734         40,000   SH        DEFINED    1, 2      40,000
UNIVERSAL HLTH SVCS INC       DBCV 0.426% 6/2   913903AL4  23,249     40,000,000  PRN        DEFINED    1, 2  40,000,000
VISTEON CORP                  COM               92839U107     115         25,000   SH        DEFINED    1, 2      25,000
XTO ENERGY INC                COM               98385X106     218          5,000   SH        DEFINED    1, 2       5,000